Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Summary of non derivative financial liabilities by maturity groupings

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2020
Borrowings	146,764	54,657	25,194	—	226,615
Convertible note	—	—	44,565	—	44,565
Lease liabilities	48,301	44,887	106,592	67,290	267,070
Trade payables	33,654	—	—	—	33,654
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	38,092	—	—	—	38,092
Amounts due to related parties	1,224	—	—	—	1,224
	268,035	99,544	176,351	67,290	611,220

At 31 December 2021
Borrowings	160,646	77,948	—	—	238,594
Convertible note	—	38,059	—	—	38,059
Lease liabilities	32,964	30,810	58,745	38,282	160,801
Trade payables	31,256	—	—	—	31,256
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	43,396	—	—	—	43,396
Amounts due to related parties	473	—	—	—	473
	268,735	146,817	58,745	38,282	512,579

Summary of gearing ratios

	2020	2021
	RMB’000	RMB’000
Total borrowings	211,745	233,815
Add: Convertible note (Note 26)	34,190	38,059
Less: Cash and cash equivalents (Note 18)	(44,384)	(39,289)
Restricted cash (Note 18)	(8,712)	—
Net debt	192,839	232,585
Total equity	425,736	(187,422)
Total capital	618,575	45,163
Gearing ratio	31.2%	514.99%

Summary of financial liabilities that are measured at fair value

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2021
Liabilities
Financial liabilities at fair value through profit or loss
- Convertible note (Note 26)	—	—	38,059	38,059
	—	—	38,059	38,059

Level 3
Disclosure of fair value measurement of liabilities [line items]
Summary of financial liabilities that are measured at fair value

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2020:

	Convertible note
	(Note 26)	Total
	RMB’000	RMB’000
Opening balance	—	—
Convertible note issued	33,474	33,474
Unrealised exchange difference	(883)	(883)
Change in fair value	1,599	1,599
Closing balance	34,190	34,190

3            Financial risk management (Continued)

3.3         Fair value estimation (Continued)

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2021:

	Convertible note
	(Note 26)	Total
	RMB’000	RMB’000
Opening balance	34,190	34,190
Unrealised exchange difference	(371)	(371)
Change in fair value	4,240	4,240
Closing balance	38,059	38,059